Trade and other receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trade and other receivables
Summary of trade and other receivables

	June 30,	December 31,
	2022	2021
	£ 000	£ 000
Government receivables	7,440	5,415
Prepayments	4,203	6,571
Other receivables	2,514	672
	14,157	12,658

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Government receivables	5,415	1,989
Prepayments	6,571	733
Other receivables	672	810
	12,658	3,532